Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 90.3%

BRAZIL — 13.3%
B3 SA — Brasil Bolsa Balcao	4,400	$10,528
Banco Bradesco SA ADR	2,757	7,885
MercadoLibre, Inc. *	27	40,823
Natura & Co. Holding SA	2,800	9,932
NU Holdings Ltd., Class A *	1,384	16,511
Petroleo Brasileiro SA ADR	2,352	35,774
Raia Drogasil SA	700	3,835
WEG SA	700	5,347
		130,635
CANADA — 1.7%
Ivanhoe Mines Ltd., Class A *	892	10,642
Valeura Energy, Inc. *	1,554	5,747
		16,389
CHILE — 1.0%
Lundin Mining Corp.	1,002	10,253

INDIA — 16.7%
Axis Bank Ltd.	390	4,915
Delhivery Ltd. *	2,161	11,606
Escorts Kubota Ltd.	198	6,619
HDFC Life Insurance Co., Ltd.	1,754	13,335
ICICI Bank Ltd.	716	9,439
Jio Financial Services Ltd. *	4,008	17,040
PB Fintech Ltd. *	316	4,274
Reliance Industries Ltd.	1,199	42,874
Samvardhana Motherson International Ltd.	6,153	8,678
Tata Consultancy Services Ltd.	406	18,949
Tech Mahindra Ltd.	881	13,222
UltraTech Cement Ltd.	81	9,485
WNS Holdings Ltd. *	76	3,840
		164,276
INDONESIA — 2.8%
Bank Mandiri Persero Tbk PT	17,800	8,099
Bank Rakyat Indonesia Persero Tbk PT	50,400	19,272
		27,371
KAZAKHSTAN — 0.3%
Kaspi.KZ JSC ADR	25	3,216

MEXICO — 6.3%
Cemex SAB de CV, Participating Certificate, ADR *	1,375	12,389
Fomento Economico Mexicano SAB de CV ADR	149	19,410
Grupo Financiero Banorte SAB de CV, Class O	1,759	18,683
Wal-Mart de Mexico SAB de CV	2,940	11,836
		62,318
PANAMA — 0.8%
Copa Holdings SA, Class A	72	7,499

PERU — 1.1%
Credicorp Ltd.	63	10,674

POLAND — 1.3%
Allegro.eu SA *	858	7,105

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
KGHM Polska Miedz SA	210	$5,998
		13,103
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	94	0
MMC Norilsk Nickel PJSC ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC *(b)	5,512	0
		0
SAUDI ARABIA — 0.9%
Saudi Tadawul Group Holding Co.	118	8,599

SINGAPORE — 1.5%
Sea Ltd. ADR *	283	15,200

SOUTH AFRICA — 2.5%
FirstRand Ltd.	1,342	4,373
Naspers Ltd., N Shares	94	16,664
Remgro Ltd.	626	4,036
		25,073
SOUTH KOREA — 14.3%
Coupang, Inc. *	409	7,276
Hyundai Motor Co.	102	17,949
Koh Young Technology, Inc.	334	4,842
NAVER Corp.	40	5,557
NCSoft Corp.	26	3,977
Samsung Electronics Co., Ltd.	1,089	65,446
SK Hynix, Inc.	276	36,563
		141,610
TAIWAN — 21.1%
Accton Technology Corp.	1,000	14,331
Advantech Co., Ltd.	1,099	13,982
MediaTek, Inc.	1,000	36,234
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	143,737
		208,284
THAILAND — 2.8%
Fabrinet *	50	9,451
PTT Exploration & Production PCL	2,900	11,947
SCB X PCL	2,000	6,252
		27,650
VIETNAM — 0.1%
Mobile World Investment Corp.	250	514

ZAMBIA — 1.8%
First Quantum Minerals Ltd.	1,649	17,725

Total Common Stocks
(cost $903,320)		890,389

PREFERRED STOCKS — 3.5%

BRAZIL — 1.5%
Petroleo Brasileiro SA ADR 8.63%	540	8,046

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
Raizen SA 5.47%	9,700	$6,924
		14,970
SOUTH KOREA — 2.0%
Samsung Electronics Co., Ltd. 1.59%	382	19,066

Total Preferred Stocks
(cost $36,561)		34,036

TOTAL INVESTMENTS — 93.8%
(cost $939,881)		$924,425
Other assets less liabilities — 6.2%		61,078
NET ASSETS — 100.0%		$985,503

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$284,657	$605,732	$0	$890,389
Preferred Stocks**	14,970	19,066	—	34,036
Total	$299,627	$624,798	$0	$924,425

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to March 31, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2024.

See previously submitted notes to the financial statements for the year ended December 31, 2023.